Expense Example, No Redemption - AMERICAN FUNDS INFLATION LINKED BOND FUND	Jan. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,477
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	$ 1,238